September 13, 2019

O’Shaughnessy Market Leaders Value Fund
Class I - OFVIX

Series of Advisors Series Trust

Supplement to the Summary Prospectus dated November 28, 2018, as supplemented

Effective immediately, the O’Shaughnessy Market Leaders Value Fund will no longer charge a redemption fee on Class I shares redeemed within 90 calendar days of purchase.

All references contained in the Summary Prospectus to the redemption fee are hereby removed.

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Please retain this Supplement with your Summary Prospectus for future reference.